Contingencies - Additional Information (Detail) $ in Thousands					12 Months Ended
	Dec. 06, 2022 MXN ($)	Oct. 28, 2019 MXN ($)	Nov. 26, 2014 MXN ($)	Oct. 01, 2013 ha Proceeding	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 09, 2022 ha	Jun. 19, 2018 MXN ($)
Disclosure Of Contingent Liabilities [Line Items]
Area of land | ha				154
Number of legal proceedings filed by the participants in the ejido Valle de Banderas | Proceeding				4
Litigation, related to the exproprition process | ha										306
Indemnity amount	$ 82,600
Airport Landing Rights [Member]
Disclosure Of Contingent Liabilities [Line Items]
Loss of commercial revenues					$ 16,700	$ 28,500	$ 8,100	$ 9,000	$ 19,200
Tijuana municipal authority [Member]
Disclosure Of Contingent Liabilities [Line Items]
Payment of property tax			$ 234,780
Amount of bond as collateral			$ 234,780								$ 122,926
Hermosillo municipal authority [Member]
Disclosure Of Contingent Liabilities [Line Items]
Payment of property tax		$ 10,197